Related Parties - Disclosure of Related Parties Transactions (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
The total of the transactions:
Remuneration to key management personnel		$ 1,875	$ 2,467
Finance costs incurred	[1]	1,674	1,280
International investment and underwriting [Member]
The total of the transactions:
Settlement of liabilities by entity on behalf of related party, related party transactions		23	50
De beers canada inc [Member]
The total of the transactions:
Diamonds sold		12,610	12,582
Assets purchased from De Beers Canada Inc.		42	42
Gk mine [Member]
The total of the transactions:
Management fee charged by the Operator		4,368	4,153
De Beers Canada [Member]
The total of the transactions:
Diamonds purchased from De Beers Canada Inc.		11,523	16,775
Finance costs incurred		198	701
Dunebridge Worldwide Limited
The total of the transactions:
Diamonds sold		66,671	0
Finance costs incurred		$ 852	$ 0

[1]	Included in other finance costs for the year ended December 31, 2020 is $90 (2019 - $165) related to interest on lease liabilities.